Loans receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable Details Abstract
Current	$ 69,949	$ 62,439
Non-Current	34,726	39,317
Gross loans receivable	$ 104,675	$ 101,756